Consolidated Balance Sheets In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Current assets:
Cash and cash equivalents	$ 18	908	1,276
Short term investments in bank deposits	10	486	459
Accounts receivable, net	21	1,050	1,179
Inventories	18	897	1,177
Unbilled revenues	41	2,089	2,135
Other receivables	189	9,602	10,837
Total current assets	295	15,032	17,063
Investments in held to maturity securities	48	2,418	2,419
Investments in affiliates	5	270	254
Property and equipment, net	1,592	81,025	83,213
Intangible assets, net	1,738	88,425	94,749
Due from related parties	999	50,864	44,848
Restricted assets	0	7	12
Other non-current assets	31	1,568	2,491
Total assets	4,708	239,609	245,049
Current liabilities:
Accounts payable	80	4,049	4,090
Dues to related parties	52	2,646	2,550
Short term bank loan	520	26,480	19,217
Accrued expenses and other current liabilities	601	30,563	28,105
Total current liabilities	1,252	63,739	53,963
Accrued employee cost	1,658	84,369	74,491
Accounts payable - non current	166	8,445	8,037
Long term bank loan	1,376	70,000	55,340
Dues to related parties	403	20,494	17,287
Non-current portion of customer deposits	127	6,461	8,159
Total liabilities	4,981	253,507	217,277
Contingencies and commitments (refer note 25)
Shareholders' equity
Equity shares, 800,000,000 shares authorized, par value Rs. 10 per share Issued and outstanding - 630,000,000 and 630,000,000 shares as of March 31, 2011 and 2012 respectively	124	6,300	6,300
Additional paid-in capital	131	6,649	6,649
Retained earnings (deficit)	(534)	(27,155)	14,515
Research and development reserve	6	308	308
Total shareholders' equity	(273)	(13,898)	27,772
Total liabilities and shareholders' equity	$ 4,708	239,609	245,049